Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Assets and Liabilities of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, less allowance for doubtful accounts	$ 0	$ 550
Other current assets	0	419
Property, plant and equipment, less accumulated depreciation	70	1,118
Goodwill	0	498
Identifiable intangible assets, less accumulated amortization	0	2,648
Other noncurrent assets	0	84
Assets of discontinued operations and other assets held for sale	70	5,317
Current liabilities	0	385
Other liabilities	0	839
Liabilities of discontinued operations	$ 0	$ 1,224